Fair Value Measurement (Fair Value of Financial Instruments) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Fair Value of Financial Instruments [Line Items]
Cash equivalents	$ 322,052	$ 469,703
Restricted time deposits		354,739
Short-term investments	233,491	174,515
Foreign exchange forward contracts	3,040
Total	558,583	998,957
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value of Financial Instruments [Line Items]
Cash equivalents	0	0
Restricted time deposits		0
Short-term investments	0	0
Foreign exchange forward contracts	0
Total	0	0
Significant Other Observable Inputs (Level 2) [Member]
Fair Value of Financial Instruments [Line Items]
Cash equivalents	322,052	469,703
Restricted time deposits		354,739
Short-term investments	233,491	174,515
Foreign exchange forward contracts	3,040
Total	558,583	998,957
Significant Unobservable Inputs (Level 3) [Member]
Fair Value of Financial Instruments [Line Items]
Cash equivalents	0	0
Restricted time deposits		0
Short-term investments	0	0
Foreign exchange forward contracts	0
Total	$ 0	$ 0